State Street Consumer Discretionary Select Sector SPDR Premium Income ETF N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026